Vanguard® S&P Small-Cap 600 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.8%)
Communication Services (2.2%)
*	Meredith Corp.	100,751	5,944
*	Cinemark Holdings Inc.	263,639	4,092
	Cogent Communications Holdings Inc.	38,886	2,914
	Scholastic Corp.	75,354	2,836
*	AMC Networks Inc. Class A	72,288	2,791
	EW Scripps Co. Class A	141,322	2,619
*	Gannett Co. Inc.	352,974	1,804
*	Loyalty Ventures Inc.	49,520	1,421
*	Consolidated Communications Holdings Inc.	178,558	1,343
	Shenandoah Telecommunications Co.	43,373	1,101
	ATN International Inc.	27,165	1,038
*	Marcus Corp.	54,246	948
*	Thryv Holdings Inc.	19,434	759
			29,610
Consumer Discretionary (13.5%)
	Macy's Inc.	773,412	22,042
	Signet Jewelers Ltd.	130,571	12,684
*	Asbury Automotive Group Inc.	56,153	9,189
	Group 1 Automotive Inc.	44,829	8,730
	Steven Madden Ltd.	116,699	5,537
*	Abercrombie & Fitch Co. Class A	152,759	5,499
*	Sally Beauty Holdings Inc.	280,621	5,497
*	Bed Bath & Beyond Inc.	259,517	4,757
	Monro Inc.	83,206	4,661
*	ODP Corp.	117,882	4,451
*	M/I Homes Inc.	72,814	4,070
	Wolverine World Wide Inc.	126,302	3,932
	Oxford Industries Inc.	39,481	3,772
*	Adtalem Global Education Inc.	122,373	3,631
*	Boot Barn Holdings Inc.	29,359	3,592
*	Bloomin' Brands Inc.	201,059	3,553
	Kontoor Brands Inc.	65,234	3,517
*	G-III Apparel Group Ltd.	107,835	3,196
*	Dave & Buster's Entertainment Inc.	95,393	3,098
	Strategic Education Inc.	56,053	2,999
*	Cheesecake Factory Inc.	78,105	2,993
*	Children's Place Inc.	34,508	2,986
	Winnebago Industries Inc.	40,775	2,945
	MDC Holdings Inc.	57,319	2,742
*	Cavco Industries Inc.	8,917	2,653
*	American Axle & Manufacturing Holdings Inc.	282,477	2,503

		Shares	Market Value ($000)
	Standard Motor Products Inc.	47,847	2,394
*	Gentherm Inc.	28,039	2,368
	Sonic Automotive Inc. Class A	52,177	2,343
	Caleres Inc.	94,790	2,238
*	Genesco Inc.	34,808	2,200
	Guess? Inc.	96,377	2,173
*	Designer Brands Inc. Class A	151,606	2,074
	Buckle Inc.	42,914	2,019
	Movado Group Inc.	41,665	1,870
	La-Z-Boy Inc.	54,809	1,830
*	Brinker International Inc.	52,120	1,803
	Aaron's Co. Inc.	80,894	1,796
*	Chico's FAS Inc.	303,820	1,741
*	BJ's Restaurants Inc.	57,626	1,721
	Shoe Carnival Inc.	43,562	1,703
*	Chuy's Holdings Inc.	49,578	1,421
*	WW International Inc.	80,785	1,359
	Ethan Allen Interiors Inc.	54,387	1,224
	Sturm Ruger & Co. Inc.	16,618	1,191
*	Zumiez Inc.	24,001	1,098
*	Monarch Casino & Resort Inc.	15,873	1,069
*	Conn's Inc.	47,423	1,038
*	Cooper-Standard Holdings Inc.	42,283	976
*	Perdoceo Education Corp.	97,717	963
*	Ruth's Hospitality Group Inc.	50,520	859
	Cato Corp. Class A	48,915	805
*	Motorcar Parts of America Inc.	47,727	766
*	Universal Electronics Inc.	19,866	719
*	Unifi Inc.	34,684	707
*	Fossil Group Inc.	53,588	640
	Haverty Furniture Cos. Inc.	21,056	630
*	Red Robin Gourmet Burgers Inc.	38,496	627
*	Barnes & Noble Education Inc.	88,586	622
*	Vera Bradley Inc.	62,821	597
*	America's Car-Mart Inc.	5,577	547
*	Liquidity Services Inc.	22,169	503
*	Fiesta Restaurant Group Inc.	42,983	401
*	American Public Education Inc.	20,193	381
*	El Pollo Loco Holdings Inc.	22,887	289
*	Regis Corp.	248	1
			184,935
Consumer Staples (4.0%)
	Edgewell Personal Care Co.	134,946	5,730
*	TreeHouse Foods Inc.	138,027	5,066
*	Simply Good Foods Co.	115,194	4,259
	Coca-Cola Consolidated Inc.	6,576	3,752
*	United Natural Foods Inc.	65,602	3,262
	J & J Snack Foods Corp.	21,003	2,869
	Universal Corp.	60,825	2,833
	Andersons Inc.	76,665	2,605
	Vector Group Ltd.	162,754	2,529
*	Chefs' Warehouse Inc.	80,866	2,512
	PriceSmart Inc.	33,320	2,390
	Inter Parfums Inc.	24,555	2,157
	SpartanNash Co.	89,754	2,148
	Fresh Del Monte Produce Inc.	82,363	2,039
	John B Sanfilippo & Son Inc.	22,146	1,825
*	elf Beauty Inc.	56,936	1,715

		Shares	Market Value ($000)
*	Central Garden & Pet Co. Class A	38,710	1,678
	Cal-Maine Foods Inc.	38,062	1,372
	MGP Ingredients Inc.	14,607	1,139
*	USANA Health Sciences Inc.	10,762	1,073
	Calavo Growers Inc.	25,997	1,054
*	Seneca Foods Corp. Class A	16,191	691
*	Central Garden & Pet Co.	9,468	456
			55,154
Energy (6.5%)
	PDC Energy Inc.	244,608	12,336
	SM Energy Co.	300,681	8,720
	Matador Resources Co.	155,579	6,110
	Helmerich & Payne Inc.	267,891	6,014
*	Range Resources Corp.	277,337	5,425
*	Green Plains Inc.	133,236	5,150
*	Callon Petroleum Co.	97,712	4,968
	World Fuel Services Corp.	157,275	3,930
	Patterson-UTI Energy Inc.	468,284	3,306
*	Southwestern Energy Co.	721,073	3,230
*	PBF Energy Inc. Class A	235,322	2,949
*	Oceaneering International Inc.	247,300	2,644
	Archrock Inc.	332,345	2,456
*	Laredo Petroleum Inc.	33,451	1,970
*	US Silica Holdings Inc.	185,174	1,796
*	ProPetro Holding Corp.	209,856	1,725
*	CONSOL Energy Inc.	78,554	1,724
*	Bristow Group Inc. Class A	57,407	1,705
*	Dril-Quip Inc.	87,643	1,675
	Core Laboratories NV	68,772	1,574
*	Nabors Industries Ltd.	19,261	1,569
*	Par Pacific Holdings Inc.	113,424	1,536
*	REX American Resources Corp.	13,105	1,192
*	Helix Energy Solutions Group Inc.	351,698	1,069
*	Ranger Oil Corp.	38,043	1,024
*	Talos Energy Inc.	101,145	1,008
*	Oil States International Inc.	153,161	775
*	RPC Inc.	175,685	708
	Dorian LPG Ltd.	29,356	361
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	6,805	31
			88,680
Financials (24.6%)
	BankUnited Inc.	230,238	9,127
	Pacific Premier Bancorp Inc.	234,774	9,097
	Assured Guaranty Ltd.	180,915	8,859
	First Hawaiian Inc.	321,492	8,439
	Investors Bancorp Inc.	558,939	8,323
	Ameris Bancorp	164,410	8,002
	Simmons First National Corp. Class A	268,630	7,820
	United Community Banks Inc.	214,942	7,366
	Old National Bancorp	411,019	7,259
	First Bancorp	517,310	6,875
	American Equity Investment Life Holding Co.	204,243	6,869
	Independent Bank Group Inc.	92,134	6,397
	Columbia Banking System Inc.	192,947	6,340
	Independent Bank Corp. (Massachusetts)	75,487	5,968
	WSFS Financial Corp.	117,973	5,866
	First Midwest Bancorp Inc.	283,655	5,597

		Shares	Market Value ($000)
	First Financial Bancorp	237,583	5,464
	Renasant Corp.	139,895	5,096
	Community Bank System Inc.	70,978	5,015
	Banner Corp.	85,807	4,915
	Veritex Holdings Inc.	122,974	4,873
*	Genworth Financial Inc. Class A	1,260,043	4,813
	Stewart Information Services Corp.	66,758	4,755
	Trustmark Corp.	155,119	4,748
	Seacoast Banking Corp. of Florida	137,282	4,636
	Provident Financial Services Inc.	193,265	4,549
	Eagle Bancorp Inc.	79,392	4,474
	Apollo Commercial Real Estate Finance Inc.	326,608	4,419
*,1	Encore Capital Group Inc.	75,133	4,383
	Hope Bancorp Inc.	305,205	4,380
*	Customers Bancorp Inc.	73,718	4,249
	PennyMac Mortgage Investment Trust	243,002	4,221
	Northwest Bancshares Inc.	315,181	4,186
	NBT Bancorp Inc.	107,705	3,889
	Horace Mann Educators Corp.	103,052	3,820
	First Bancorp (XNGS)	85,323	3,792
	FB Financial Corp.	87,946	3,773
	Capitol Federal Financial Inc.	320,856	3,645
	First Commonwealth Financial Corp.	238,499	3,585
	CVB Financial Corp.	187,362	3,580
	Two Harbors Investment Corp.	604,836	3,556
	New York Mortgage Trust Inc.	939,132	3,503
*	Enova International Inc.	91,248	3,478
	Hilltop Holdings Inc.	100,960	3,436
	Southside Bancshares Inc.	80,858	3,295
	OFG Bancorp	127,909	3,083
	ProAssurance Corp.	133,652	3,074
	Great Western Bancorp Inc.	90,079	3,022
	Brookline Bancorp Inc.	194,490	3,001
	S&T Bancorp Inc.	97,423	2,914
	Dime Community Bancshares Inc.	83,184	2,853
	Safety Insurance Group Inc.	35,406	2,736
	Employers Holdings Inc.	69,997	2,703
	Banc of California Inc.	132,589	2,597
	Lakeland Financial Corp.	36,346	2,567
	HomeStreet Inc.	51,486	2,542
	Flagstar Bancorp Inc.	52,323	2,435
	Preferred Bank	34,067	2,322
	Tompkins Financial Corp.	29,576	2,312
	Redwood Trust Inc.	177,305	2,273
	Piper Sandler Cos.	13,445	2,229
	Berkshire Hills Bancorp Inc.	82,380	2,200
	Ready Capital Corp.	141,092	2,167
	Park National Corp.	16,212	2,109
	Heritage Financial Corp.	89,037	2,086
	Meta Financial Group Inc.	34,781	2,079
	KKR Real Estate Finance Trust Inc.	100,045	2,064
	ARMOUR Residential REIT Inc.	206,052	2,017
	Ellington Financial Inc.	117,911	1,954
	Westamerica Bancorp	35,934	1,933
*	Bancorp Inc.	67,890	1,919
*	Donnelley Financial Solutions Inc.	41,019	1,916
	Allegiance Bancshares Inc.	46,519	1,881
	Central Pacific Financial Corp.	69,856	1,870

		Shares	Market Value ($000)
	Northfield Bancorp Inc.	110,639	1,864
	Hanmi Financial Corp.	76,037	1,709
*	SiriusPoint Ltd.	217,573	1,675
	Granite Point Mortgage Trust Inc.	135,485	1,671
	City Holding Co.	20,573	1,614
	AMERISAFE Inc.	30,193	1,603
	TrustCo Bank Corp.	47,713	1,558
	BancFirst Corp.	24,029	1,529
	James River Group Holdings Ltd.	55,335	1,463
	Invesco Mortgage Capital Inc.	452,605	1,358
*	Franklin BSP Realty Trust Inc.	79,039	1,212
	National Bank Holdings Corp. Class A	28,317	1,207
*	Ambac Financial Group Inc.	75,862	1,133
	United Fire Group Inc.	53,658	1,123
*	Blucora Inc.	67,721	1,096
	Universal Insurance Holdings Inc.	70,058	1,056
	B. Riley Financial Inc.	12,721	985
*	EZCORP Inc. Class A	132,082	977
	WisdomTree Investments Inc.	157,093	965
*	Selectquote Inc.	101,136	910
*	World Acceptance Corp.	3,323	683
	Greenhill & Co. Inc.	14,082	240
			337,221
Health Care (6.7%)
*	Prestige Consumer Healthcare Inc.	124,231	6,951
*	Magellan Health Inc.	57,759	5,475
*	Myriad Genetics Inc.	193,863	5,013
*	AMN Healthcare Services Inc.	43,435	4,952
*	Lantheus Holdings Inc.	167,943	4,498
	CONMED Corp.	31,776	4,177
*	Integer Holdings Corp.	49,027	3,909
	Owens & Minor Inc.	89,711	3,589
	Select Medical Holdings Corp.	129,047	3,465
*	Apollo Medical Holdings Inc.	34,497	3,231
*	Ligand Pharmaceuticals Inc.	19,832	3,211
*	MEDNAX Inc.	130,391	3,202
*	Varex Imaging Corp.	97,554	2,785
*	Cross Country Healthcare Inc.	87,540	2,290
*	Enanta Pharmaceuticals Inc.	25,849	2,282
*	Avid Bioservices Inc.	63,885	1,952
*	Natus Medical Inc.	84,497	1,910
*	Covetrus Inc.	102,121	1,836
*	Glaukos Corp.	41,513	1,786
*	AngioDynamics Inc.	61,870	1,593
*	CorVel Corp.	8,437	1,586
*	uniQure NV	54,622	1,521
*	RadNet Inc.	55,793	1,504
*	Endo International plc	226,665	1,269
	US Physical Therapy Inc.	14,394	1,238
*	NextGen Healthcare Inc.	74,555	1,156
*	Vanda Pharmaceuticals Inc.	67,726	1,097
	Phibro Animal Health Corp. Class A	50,604	991
*	Cardiovascular Systems Inc.	48,724	975
*	Orthofix Medical Inc.	31,386	961
*	HealthStream Inc.	38,961	905
*	Inogen Inc.	29,500	901
*	Tivity Health Inc.	37,590	895
*	Eagle Pharmaceuticals Inc.	18,395	877

		Shares	Market Value ($000)
*	Anika Therapeutics Inc.	21,605	845
*	CryoLife Inc.	46,106	793
*	Cutera Inc.	22,730	792
*	Harmony Biosciences Holdings Inc.	19,096	651
*	ANI Pharmaceuticals Inc.	15,551	640
*	Amphastar Pharmaceuticals Inc.	31,785	622
*	Hanger Inc.	35,955	607
*	OraSure Technologies Inc.	63,637	594
*	Organogenesis Holdings Inc. Class A	57,569	579
*	Computer Programs & Systems Inc.	19,128	564
*	Surmodics Inc.	12,252	538
*	Cara Therapeutics Inc.	34,054	449
*	Spectrum Pharmaceuticals Inc.	180,991	286
*,2	Lantheus Holdings Inc. CVR	75,410	—
			91,943
Industrials (17.3%)
*	Resideo Technologies Inc.	357,071	9,316
	ABM Industries Inc.	166,516	7,493
	Encore Wire Corp.	51,247	7,198
	ArcBest Corp.	63,425	6,538
*	Hub Group Inc. Class A	83,658	6,498
	Boise Cascade Co.	97,608	6,328
	UFP Industries Inc.	75,212	6,264
	Korn Ferry	82,841	6,026
*	GMS Inc.	106,919	5,974
*	Atlas Air Worldwide Holdings Inc.	66,995	5,869
	SPX FLOW Inc.	64,084	5,352
	EnPro Industries Inc.	51,159	5,218
	Barnes Group Inc.	115,550	5,021
*	SkyWest Inc.	125,090	4,900
	John Bean Technologies Corp.	30,772	4,855
	Mueller Industries Inc.	84,946	4,700
	Watts Water Technologies Inc. Class A	23,975	4,524
*	Veritiv Corp.	35,217	4,439
	Granite Construction Inc.	113,864	4,427
*	Meritor Inc.	174,271	4,407
	HNI Corp.	108,638	4,292
	Aerojet Rocketdyne Holdings Inc.	101,738	4,277
	Brady Corp. Class A	73,535	3,695
*	Allegiant Travel Co.	21,034	3,644
	Applied Industrial Technologies Inc.	37,673	3,580
	Deluxe Corp.	105,346	3,565
	UniFirst Corp.	18,113	3,471
	Albany International Corp. Class A	40,102	3,245
	Healthcare Services Group Inc.	184,841	3,235
*	CoreCivic Inc.	297,808	3,207
	Greenbrier Cos. Inc.	80,179	3,206
	Standex International Corp.	30,371	3,129
	Moog Inc. Class A	45,115	3,121
	Griffon Corp.	118,391	3,115
*,2	Raven Industries Inc.	51,576	2,991
*	Harsco Corp.	196,090	2,859
	Arcosa Inc.	55,156	2,822
	Pitney Bowes Inc.	409,539	2,797
	Hillenbrand Inc.	61,526	2,744
*	SPX Corp.	47,146	2,742
	Matthews International Corp. Class A	78,251	2,713
*	AAR Corp.	82,356	2,690

		Shares	Market Value ($000)
	Apogee Enterprises Inc.	63,201	2,610
	Kaman Corp.	68,903	2,549
*	Hawaiian Holdings Inc.	126,823	2,318
*	NOW Inc.	273,773	2,289
*	TrueBlue Inc.	87,860	2,286
	ESCO Technologies Inc.	26,460	2,163
	Heidrick & Struggles International Inc.	48,308	2,085
	Interface Inc. Class A	146,190	2,085
	Wabash National Corp.	123,724	2,066
*	MYR Group Inc.	18,387	2,036
	Tennant Co.	24,970	1,964
	Enerpac Tool Group Corp. Class A	87,876	1,855
	Quanex Building Products Corp.	83,118	1,776
*	Triumph Group Inc.	104,052	1,744
*	US Ecology Inc.	47,621	1,622
	Lindsay Corp.	10,789	1,570
	Kelly Services Inc. Class A	89,397	1,507
	ManTech International Corp. Class A	21,776	1,480
	AZZ Inc.	27,340	1,419
	Astec Industries Inc.	22,007	1,379
	Resources Connection Inc.	76,702	1,318
*	Viad Corp.	29,979	1,268
*	DXP Enterprises Inc.	43,864	1,212
*	American Woodmark Corp.	19,578	1,207
	Insteel Industries Inc.	28,381	1,197
	National Presto Industries Inc.	12,592	1,030
	Heartland Express Inc.	59,451	995
*	CIRCOR International Inc.	32,240	869
*	Matrix Service Co.	66,636	579
	Powell Industries Inc.	22,161	541
*	Titan International Inc.	69,213	477
	Park Aerospace Corp.	29,033	375
*	KAR Auction Services Inc.	24,433	366
			236,724
Information Technology (8.1%)
*	Insight Enterprises Inc.	86,285	8,509
*	Rogers Corp.	21,845	5,955
*	Sanmina Corp.	161,464	5,900
*	NetScout Systems Inc.	183,912	5,499
	InterDigital Inc.	76,189	5,174
*	Knowles Corp.	228,259	4,958
	Kulicke & Soffa Industries Inc.	78,262	4,513
*	Rambus Inc.	156,811	4,218
*	Fabrinet	34,824	3,850
*	3D Systems Corp.	164,386	3,745
*	TTM Technologies Inc.	267,893	3,692
*	ePlus Inc.	33,427	3,526
*	Itron Inc.	53,773	3,329
*	SMART Global Holdings Inc.	57,069	3,254
*	Plexus Corp.	30,069	2,530
	Methode Electronics Inc.	55,763	2,480
	ADTRAN Inc.	120,281	2,451
*	Extreme Networks Inc.	175,745	2,373
	CSG Systems International Inc.	40,520	2,136
	Benchmark Electronics Inc.	88,096	2,077
*	NETGEAR Inc.	75,589	2,021
*	ScanSource Inc.	63,038	1,970
	Progress Software Corp.	37,872	1,835

		Shares	Market Value ($000)
*	Axcelis Technologies Inc.	29,104	1,799
*	OSI Systems Inc.	19,446	1,768
*	Bottomline Technologies DE Inc.	38,933	1,746
	Xperi Holding Corp.	95,910	1,719
*	Unisys Corp.	93,038	1,690
*	Ichor Holdings Ltd.	35,153	1,683
	Comtech Telecommunications Corp.	64,613	1,640
*	Veeco Instruments Inc.	56,180	1,493
*	Harmonic Inc.	131,277	1,411
	CTS Corp.	37,846	1,319
*	FARO Technologies Inc.	18,948	1,316
	PC Connection Inc.	27,319	1,198
*	Photronics Inc.	78,632	1,039
*	Plantronics Inc.	36,978	944
*	Consensus Cloud Solutions Inc.	14,729	923
*	PDF Solutions Inc.	28,992	868
*	Diebold Nixdorf Inc.	95,930	778
*	Digi International Inc.	35,804	771
*	DSP Group Inc.	26,783	589
*	CalAmp Corp.	51,978	477
*	BM Technologies Inc.	9,642	116
*	Daktronics Inc.	295	1
			111,283
Materials (5.3%)
	HB Fuller Co.	63,907	4,675
	Trinseo plc	96,440	4,555
*	Allegheny Technologies Inc.	316,089	4,501
*	O-I Glass Inc.	390,673	4,325
*	Kraton Corp.	79,609	3,667
	Kaiser Aluminum Corp.	39,285	3,505
	Carpenter Technology Corp.	118,934	3,268
*	Arconic Corp.	119,681	3,198
	AdvanSix Inc.	69,923	3,167
	Innospec Inc.	37,835	3,072
*	Ferro Corp.	133,810	2,826
	Stepan Co.	24,315	2,740
	Warrior Met Coal Inc.	127,314	2,736
*	Sylvamo Corp.	88,367	2,676
	Materion Corp.	31,379	2,656
	Schweitzer-Mauduit International Inc.	77,826	2,234
	Neenah Inc.	41,712	1,939
	Glatfelter Corp.	110,159	1,814
*	Clearwater Paper Corp.	41,297	1,662
*	Koppers Holdings Inc.	52,790	1,594
*	GCP Applied Technologies Inc.	64,018	1,494
*	TimkenSteel Corp.	102,065	1,462
	Haynes International Inc.	31,511	1,263
	SunCoke Energy Inc.	205,852	1,254
	Mercer International Inc.	100,270	1,073
	Myers Industries Inc.	54,860	1,069
*	Rayonier Advanced Materials Inc.	158,559	869
	Hawkins Inc.	21,271	706
	Tredegar Corp.	62,907	692
*	Century Aluminum Co.	50,565	669
	American Vanguard Corp.	36,258	519
	Olympic Steel Inc.	22,853	465

		Shares	Market Value ($000)
	FutureFuel Corp.	36,768	277
			72,622
Real Estate (9.4%)
	SITE Centers Corp.	445,150	6,704
	Lexington Realty Trust	441,013	6,637
	Agree Realty Corp.	85,498	5,776
	Brandywine Realty Trust	424,214	5,451
	Washington REIT	210,103	5,295
	Retail Opportunity Investments Corp.	301,353	5,292
*	DiamondRock Hospitality Co.	523,097	4,556
	American Assets Trust Inc.	130,670	4,495
	Acadia Realty Trust	219,636	4,435
*	Xenia Hotels & Resorts Inc.	282,803	4,432
*	Realogy Holdings Corp.	289,606	4,399
	iStar Inc.	178,123	4,336
	Alexander & Baldwin Inc.	180,188	3,970
	Global Net Lease Inc.	248,399	3,527
	Service Properties Trust	408,208	3,474
*	Mack-Cali Realty Corp.	198,956	3,325
	Tanger Factory Outlet Centers Inc.	167,366	3,316
	Independence Realty Trust Inc.	133,332	3,267
	Office Properties Income Trust	119,686	2,840
	Uniti Group Inc.	208,271	2,764
	RPT Realty	200,938	2,556
	GEO Group Inc.	303,502	2,549
	Easterly Government Properties Inc. Class A	118,425	2,483
*	Orion Office REIT Inc.	136,435	2,424
	CareTrust REIT Inc.	117,766	2,380
*	Summit Hotel Properties Inc.	263,421	2,358
	Four Corners Property Trust Inc.	83,029	2,243
	Armada Hoffler Properties Inc.	151,843	2,118
	Industrial Logistics Properties Trust	89,056	1,974
	LTC Properties Inc.	59,491	1,889
	NexPoint Residential Trust Inc.	24,114	1,798
	Diversified Healthcare Trust	589,734	1,645
	Getty Realty Corp.	51,156	1,562
	Centerspace	14,995	1,532
*	Chatham Lodging Trust	120,812	1,439
*	Marcus & Millichap Inc.	33,398	1,431
	Urstadt Biddle Properties Inc. Class A	74,576	1,408
	Franklin Street Properties Corp.	239,957	1,382
	Whitestone REIT	107,121	992
	Universal Health Realty Income Trust	17,242	960
	Saul Centers Inc.	19,075	939
	RE/MAX Holdings Inc. Class A	26,889	739
*	Hersha Hospitality Trust Class A	82,342	727
			127,819
Utilities (2.2%)
	Avista Corp.	172,884	6,658
	South Jersey Industries Inc.	279,029	6,557
	American States Water Co.	42,108	3,966
	California Water Service Group	52,567	3,312
	Northwest Natural Holding Co.	75,938	3,274
	Chesapeake Utilities Corp.	21,325	2,716
	Middlesex Water Co.	23,831	2,456

			Shares	Market Value ($000)
	Unitil Corp.		39,273	1,627
				30,566
Total Common Stocks (Cost $1,254,647)				1,366,557
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[3,4]	Vanguard Market Liquidity Fund (Cost $4,842)	0.077%	48,418	4,842
Total Investments (100.2%) (Cost $1,259,489)				1,371,399
Other Assets and Liabilities—Net (-0.2%)				(2,117)
Net Assets (100%)				1,369,282
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,312,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,463,000 was received for securities on loan.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2021	26	2,856	(224)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,363,566	—	2,991	1,366,557
Temporary Cash Investments	4,842	—	—	4,842
Total	1,368,408	—	2,991	1,371,399

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	224	—	—	224
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.